Segment Information (Homebuilding Pretax (Loss) Income Includes Following Pretax Inventory And Goodwill Impairment Charges Recorded) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Inventory impairments	$ (24,896)	$ 128,314	$ 111,860	$ 45,269
Southern California [Member]
Segment Reporting Information [Line Items]
Inventory impairments		17,962	70,801	19,518
Northern California [Member]
Segment Reporting Information [Line Items]
Inventory impairments		2,074	3,103	6,144
Arizona [Member]
Segment Reporting Information [Line Items]
Inventory impairments		87,607	22,409
Nevada [Member]
Segment Reporting Information [Line Items]
Inventory impairments		$ 20,671	$ 15,547	$ 19,607